Long-Term Notes (Details) $ in Thousands, $ in Millions			12 Months Ended
	Apr. 01, 2024 CAD ($)	Apr. 27, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term notes			$ 1,932,890	$ 1,562,361
Borrowings, interest rate	7.50%
Loan repayments			780,900
Changes in reported amount of U.S. denominated debt			158,800
Net proceeds from issuance of long-term notes			780,936	1,046,197
Unamortized debt issuance costs			25,023	40,424
Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes			1,980,619	1,597,475
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Long-term notes			$ (47,729)	(35,114)
8.75% Notes Due April 1, 2027
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 409,800					$ 409.8
Borrowings, redeemable interest rate	104.375%
8.75% Notes Due April 1, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.75%		8.75%		8.75%
Loan repayments			$ 556,600
8.75% Notes Due April 1, 2027 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes			$ 0	541,114
8.50% notes due April 1, 2030
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 800,000			$ 800.0	800.0
Borrowings, redeemable interest rate		98.709%
Net proceeds from issuance of long-term notes		$ 1,000,000
Unamortized debt issuance costs		13,700
Transaction costs		$ 18,500
8.50% notes due April 1, 2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.50%	8.50%		8.50%
8.50% notes due April 1, 2030 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes			$ 1,152,360	1,056,361
7.375% notes due March 15, 2032
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 575,000				$ 575.0	$ 0.0
Borrowings, redeemable interest rate	99.266%
7.375% notes due March 15, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.375%		7.375%		7.375%
7.375% notes due March 15, 2032 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes			$ 828,259	$ 0